Receivables (Detail) - USD ($) $ in Thousands	Apr. 27, 2019	Apr. 28, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts	$ 17,060	$ 19,446
Credit/debit card receivables	21,543	22,564
Other receivables	22,644	22,542
Total receivables, net	$ 61,247	$ 64,562